Accrued Expenses (Schedule Of Accrued Expenses) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Accrued Expenses [Line Items]
Payroll-related	$ 1,145	[1]	$ 1,817	[1]
Interest	331		143
Professional fees	26		178
Other	399		413
Accounts Payable and Accrued Liabilities	2,059		2,583
Selway Capital [Member]
Accrued Expenses [Line Items]
Related party payable	$ 158	[2]	$ 32	[2]

[1]	Accrued payroll-related costs as of December 31, 2013 include approximately $534,000 of accrued severance costs. Accrued payroll-related costs as of December 31, 2012 include approximately $296,000 of accrued severance costs.
[2]	See Note 18 for a description of the agreement with Selway Capital, LLC.